Income Taxes (Details) - Schedule of net deferred tax assets - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Schedule of Net Deferred Tax Assets [Abstract]
Net operating loss carryforward		$ 344
Startup costs	283,689	445
Accrued interest – Trust	(119,625)
Total deferred tax assets	164,063	789
Valuation allowance	(283,689)	(789)
Deferred tax liability	$ (119,625)